Debt	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Debt Disclosure [Abstract]
DEBT
7.	DEBT

Debt consisted of the following as of June 28, 2014 and December 28, 2013:

	June 28,	December 28,
	2014	2013
Revolver	$65,000	$26,000

Long-term debt:
$510.0 million senior notes, including a $17.3 million net premium at June 28, 2014 and $250 million senior notes, net of $4.0 million discount at December 28, 2013	527,319	245,971
$417.8 million credit facility, term loan, net of $2.6 million and $2.9 million discount at June 28, 2014 and December 28, 2013, respectively	415,191	417,016

Total	942,510	662,987
Current portion of long-term debt	4,220	4,220

Long-term debt	$938,290	$658,767

The contractual payments of long-term debt, including current maturities, for the five years subsequent to June 28, 2014, are as follows:

2014 (six months)	$2,110
2015	5,275
2016	4,220
2017	4,220
2018	3,165
2019	398,790
Thereafter	510,000

Total	927,780
Plus: Original issue net premium	14,730

Total debt	$942,510

Senior Notes—Summit Materials and its wholly-owned indirect subsidiary, Summit Materials Finance Corp. (“Finance Corp.” and, together with Summit Materials, the “Issuers”), are co-issuers of the 10.5% Senior Notes due January 31, 2020 (the “Senior Notes”) that have been issued under an indenture dated as of January 30, 2012 (as amended and supplemented, the “Indenture”). The Senior Notes bear interest at 10.5% per year, payable semi-annually in arrears. The Indenture contains covenants limiting, among other things, the ability of Summit Materials and its restricted subsidiaries to incur additional indebtedness or issue certain preferred shares, pay dividends, redeem stock or make other distributions, make certain investments, sell or transfer certain assets, create liens, consolidate, merge, sell or otherwise dispose of all or substantially all of the Company’s assets, enter into certain transactions with affiliates, and designate subsidiaries as unrestricted subsidiaries. The Indenture also contains customary events of default.

The Issuers issued $250.0 million aggregate principal amount of Senior Notes (the “Existing Notes”) in January 2012. On January 17, 2014, the Issuers issued an additional $260.0 million aggregate principal amount of Senior Notes (the “Additional Notes”), receiving proceeds of $282.8 million, before payment of fees and expenses and including a $22.8 million premium. The proceeds from the sale of the Additional Notes were used for the purchase of Alleyton, to make payments on the Company’s Revolver (discussed and defined below) and for general corporate purposes. The Additional Notes are treated as a single series with the Existing Notes and have substantially the same terms as those of the Existing Notes. The Additional Notes and the Existing Notes vote as one class under the Indenture.

Senior Secured Credit Facilities—The Company has a senior secured credit facilities (the “Senior Secured Credit Facilities”) providing for term loans in an aggregate amount of $422.0 million (the “Term Debt”) and revolving credit commitments in an aggregate amount of $150.0 million (the “Revolver”). The Company is required to make principal repayments of 0.25% of borrowings under the Term Debt on the last business day of each March, June, September and December. The current outstanding principal amount of Term Debt and applicable interest rate reflect the terms of a repricing consummated by the Company in February 2013, which included additional borrowings of $25.0 million, an interest rate reduction of 1.0% and a deferral of the March 2013 principal payment. The unpaid principal balance of Term Debt is due in full on the maturity date, which is January 30, 2019. On January 16, 2014, the Senior Secured Credit Facilities was amended to allow for the issuance of the Additional Notes.

The Revolver matures on January 30, 2017 and bears interest per annum equal to an applicable margin of 3.25% plus, at the Company’s option, either (i) a base rate determined by reference to the highest of (a) the federal funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) the British Bankers Association London Interbank Offered Rate (“LIBOR”) plus 1.00% or (ii) a British Bankers Association LIBOR rate determined by reference to Reuters prior to the interest period relevant to such borrowing adjusted for certain additional costs. As of June 28, 2014, the borrowing capacity under the Revolver was $62.2 million, which is net of $22.8 million of outstanding letters of credit. The outstanding letters of credit are renewed annually and support required bonding on construction projects and the Company’s insurance liabilities.

The Company must adhere to certain financial covenants related to its borrowings under the Senior Secured Credit Facilities and interest leverage ratios, as defined in the Senior Secured Credit Facilities. The consolidated first lien net leverage ratio, reported each quarter, should be no greater than 4.75:1.0 from April 1, 2012 through June 30, 2014; 4.50:1.0 from July 1, 2014 to June 30, 2015, and 4.25:1.0 thereafter. The interest coverage ratio must be at least 1.70:1.0 from January 1, 2013 to December 31, 2014 and 1.85:1.0 thereafter.

As of June 28, 2014 and December 28, 2013, the Company was in compliance with all covenants applicable to the Senior Notes and the Senior Secured Credit Facilities. The Company’s wholly-owned subsidiary companies and its non wholly-owned subsidiary, Continental Cement, are named as issuers or guarantors, as applicable, of the Senior Notes and the Senior Secured Credit Facilities. In addition, the Company has pledged substantially all of its assets as collateral for the Senior Secured Credit Facilities.

Accrued interest on long-term debt as of June 28, 2014 and December 28, 2013 was $27.4 million and $17.1 million, respectively. Interest expense related to the debt totaled $36.5 million and $24.6 million for the six months ended June 28, 2014 and ended June 29, 2013, respectively. As of June 28, 2014 and December 28, 2013, $16.3 million and $11.5 million, respectively, of deferred financing fees were being amortized over the term of the debt using the effective interest method.

(8) Debt

Debt as of year-end 2013 and 2012 are summarized as follows:

	2013	2012
Senior secured revolving credit facility	$26,000	$—

Long-term debt:
$250.0 million senior notes, net of discount of $4.0 million at December 28, 2013 and $4.7 million at December 29, 2012	$245,971	$245,303
$419.9 million senior secured term loan credit facility, net of discount of $2.9 million at December 28, 2013 and $3.5 million at December 29, 2012	417,016	394,540

Total	662,987	639,843
Current portion of long-term debt	4,220	4,000

Long-term debt	$658,767	$635,843

Accrued interest expense on long-term debt as of year-end 2013 and 2012 was $17.1 million and $19.7 million, respectively, and is included in accrued expenses on the consolidated balance sheets.

The total contractual payments of long-term debt for the five years subsequent to December 28, 2013 are as follows:

2014	$4,220
2015	4,220
2016	5,275
2017	4,220
2018	3,165
Thereafter	648,790

Total	669,890
Less: Original issue discount	(6,903)

Total debt	$662,987

Summit Materials and Summit Materials Finance Corp. issued $250.0 million aggregate principal amount of 10.5% Senior Notes due January 31, 2020 (“Senior Notes”) under an indenture dated January 30, 2012 (as amended and supplemented, the “Indenture”). In addition to the Senior Notes, the Company has credit facilities which provide for term loans in an aggregate amount of $422.0 million and revolving credit commitments in an aggregate amount of $150.0 million (the “Senior Secured Credit Facilities”). The debt was initially issued with an original issuance discount of $9.5 million, which was recorded as a reduction to debt and is being accreted as interest expense over the term of the debt. As a result of these transactions, $9.5 million of financing fees were charged to earnings in the year ended December 29, 2012.

Senior Notes—The Senior Notes bear interest at 10.5% per year, payable semi-annually in arrears; interest payments commenced on July 31, 2012. The Indenture contains covenants limiting, among other things, the Company and its restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred shares, pay dividends, redeem stock or make other distributions, make certain investments, sell or transfer certain assets, create liens, consolidate, merge, sell or otherwise dispose of all or substantially all of the Company’s assets, enter into certain transactions with affiliates, and designate subsidiaries as unrestricted subsidiaries. The Indenture also contains customary events of default. As of December 28, 2013 and December 29, 2012, the Company was in compliance with all covenants.

Senior Secured Credit Facilities—Under the Senior Secured Credit Facilities, the Company has entered into term loans totaling $422.0 million with required principal repayments of 0.25% of term debt due on the last business day of each March, June, September and December. In February 2013, the Company consummated a repricing, which included additional borrowings of $25.0 million, an interest rate reduction of 1.0% and a deferral of the March 2013 principal payment. The unpaid principal balance is due in full on the maturity date, which is January 30, 2019. As a result of this repricing, $3.1 million of financing fees were charged to earnings in the year ended December 28, 2013. These restrictions also will not prevent us from incurring obligations that do not constitute indebtedness. Our senior secured credit facilities include an uncommitted incremental facility that will allow us the option to increase the amount available under the term loan facility and/or the senior secured revolving credit facility by (i) $135.0 million plus (ii) an additional amount so long as we are in pro forma compliance with a consolidated first lien net leverage ratio. The term loans bear interest per annum equal to, at the Company’s option, either (i) a base rate determined by reference to the highest of (a) the federal funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) the British Bankers Association London Interbank Offered Rate (“LIBOR”) plus 1.00%, subject to a base rate floor of 2.25%, plus an applicable margin of 2.75% for base rate loans, or (ii) a LIBOR rate determined by reference to Reuters prior to the interest period relevant to such borrowing adjusted for certain additional costs, subject to a LIBOR floor of 1.25% plus an applicable margin of 3.75% for LIBOR rate loans. The interest rate in effect at December 28, 2013 was 5.0%.

Under the Senior Secured Credit Facilities, the Company has revolving credit commitments of $150.0 million. The revolving credit facility matures on January 30, 2017 and bears interest per annum equal to, at the Company’s option, either (i) a base rate determined by reference to the highest of (a) the federal funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) LIBOR plus 1.00%, plus an applicable margin of 2.5% for base rate loans or (ii) a LIBOR rate determined by reference to Reuters prior to the interest period relevant to such borrowing adjusted for certain additional costs plus an applicable margin of 3.5% for LIBOR rate loans. The interest rate in effect at December 28, 2013 was 4.4%.

There was $26.0 million outstanding under the revolver facility as of December 28, 2013, leaving remaining borrowing capacity of $105.7 million, which is net of $18.3 million of outstanding letters of credit. The outstanding letters of credit are renewed annually and support required bonding on construction projects and the Company’s insurance liabilities.

The Company must adhere to certain financial covenants related to its debt and interest leverage ratios, as defined in the Senior Secured Credit Facilities. The consolidated first lien net leverage ratio, reported each quarter, should be no greater than 4.75:1.0 from January 1, 2013 through June 30, 2014; 4.50:1.0 from July 1, 2014 through June 30, 2015, and 4.25:1.0 thereafter. The interest coverage ratio must be at least 1.70:1.0 from January 1, 2013 through December 31, 2014 and 1.85:1.0 thereafter. As of December 28, 2013 and December 29, 2012, the Company was in compliance with all covenants. The Company’s 100 percent-owned subsidiary companies and its non wholly-owned subsidiary, Continental Cement, subject to certain exclusions and exceptions are named as subsidiary guarantors of the Senior Notes and the Senior Secured Credit Facilities. In addition, the Company has pledged substantially all of its assets as collateral, subject to certain exclusions and exceptions, for the Senior Secured Credit Facilities.

As of December 28, 2013 and December 29, 2012, $11.5 million and $12.6 million, respectively, of deferred financing fees were being amortized over the term of the debt using the effective interest method.